Summary of Significant Accounting Policies (Policies) - EBP 002	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting The accompanying financial statements have been prepared on the accrual basis of accounting.
Benefit Payments	Benefit Payments Benefit payments are recorded when paid.
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates that affect amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value. The shares of registered investment companies are valued at quoted market prices, which represent the net asset values (“NAVs”) of shares held by the Plan at year end. The Plan invests in the Fidelity Managed Income Portfolio Class 1 and Fidelity Managed Income Portfolio Class 2 (collectively referred to as “MIP”) stable value common collective trust funds, Loomis Sayles Core Plus Fixed Income Trust Class F common collective trust (“Loomis Core”), Conestoga Small Cap Trust Class A common collective trust fund ("Conestoga"), TimesSquare Mid Cap Growth Class A common collective trust ("TimesSquare"), TS&W Mid Cap Value Trust Class M common collective trust ("TS&W"), Fidelity ContraFund Commingled Pool Fund common collective trust ("Fidelity ContraFund"), Fidelity Spartan 500 Index Pool Class C common collective trust ("Spartan 500"), Fidelity Spartan Extended Market Index Pool Class C common collective trust ("Spartan Extended Market"), Fidelity Spartan International Index Pool Class C common collective trust ("Spartan International Index"), Winslow Large Cap Growth CIT Class M common collective trust ("Winslow") and multiple Vanguard Target Retirement Trust common collective trust funds (Vanguard Target Retirement Income Fund Trust I, Vanguard Target Retirement 2020 Trust I, Vanguard Target Retirement 2025 Trust I, Vanguard Target Retirement 2030 Trust I, Vanguard Target Retirement 2035 Trust I, Vanguard Target Retirement 2040 Trust I, Vanguard Target Retirement 2045 Trust I, Vanguard Target Retirement 2050 Trust I, Vanguard Target Retirement 2055 Trust I, Vanguard Target Retirement 2060 Trust I, Vanguard Target Retirement 2065 Trust I, and Vanguard Target Retirement 2070 Trust I, collectively referred to as “Vanguard Retirement”). The Plan’s interest in the MIP, Loomis Core, Conestoga, TimesSquare, TS&W, Fidelity ContraFund, Spartan 500, Spartan Extended Market, Spartan International Index, Winslow and Vanguard Retirement is valued at the NAV practical expedient of the underlying investments reported by the issuer of the common collective trust at year-end. This practical expedient would not be used if it is determined to be probable that the Plan will sell the investment for an amount different from reported net asset value. The underlying assets owned by the MIP and Loomis Core consist primarily of readily marketable fixed income securities, Conestoga consists primarily of domestic small cap equity securities, TimesSquare consists primarily of mid and small cap equity securities, TS&W consists primarily of domestic mid cap equity securities, the Fidelity ContraFund, Spartan 500, Spartan Extended Market, and Winslow consist primarily of domestic large cap equity securities, Spartan International Index consists primarily of foreign large and mid cap equity securities, and the Vanguard Retirement consists of a mix of fixed income and equity securities. Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the Plan year. Purchases and sales of securities are recorded as of their trade-date. Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year. Interest income is recorded on the accrual basis, and dividends are recorded on the ex-dividend date. Loomis Core, Conestoga, TimesSquare, TS&W, and Winslow may be traded daily without restriction. The MIP may be traded daily, but has a 90-day restriction requirement to exchange to a competing fund. The Fidelity ContraFund, Vanguard Retirement, Spartan 500, Spartan Extended Market, and Spartan International Index may be traded daily, but have a 30-day frequent trading policy.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at amortized cost, which represents unpaid principal balance plus accrued but unpaid interest, and are classified as notes receivable from participants. No allowance for credit losses has been recorded as of December 31, 2025 and 2024, as all notes receivable from participant loans are secured by vested account balances.